UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09229 and 811-10171

Name of Fund: BlackRock Senior Floating Rate Fund II, Inc. (SFRII) and Master Senior Floating Rate LLC
(MSFR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock

Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC, 55 East 52nd Street,
New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2011

Date of reporting period: 11/30/2010

Item 1 – Schedule of Investments

BlackRock Senior Floating Rate Fund II, Inc.
Schedule of Investments November 30, 2010 (Unaudited)	(Percentages shown are based on Net Assets)
Mutual Fund	Value
Master Senior Floating Rate LLC	$ 152,849,976
Total Investments (Cost - $157,123,447) - 100.4%	152,849,976
Liabilities in Excess of Other Assets - (0.4)%	(567,643)
Net Assets - 100.0%	$ 152,282,333

BlackRock Senior Floating Rate Fund II, Inc. (the “Fund”) seeks to achieve its investment objective by investing all of its assets in
Master Senior Floating Rate LLC (the "Master LLC"), which has the same investment objective and strategies as the Fund. As of
November 30, 2010, the value of the investment and the percentage owned by the Fund of the Master LLC was $152,849,976 and
34.0%, respectively.

The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Directors of the Master LLC.

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical assets and liabilities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)
• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Master LLC's most recent financial statements as contained in its annual report.

As of November 30, 2010 the Fund's investment in the Master LLC was classified as Level 2.

Schedule of Investments November 30, 2010 (Unaudited)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

Common Stocks (a)	Shares	Value
Chemicals — 0.0%
GEO Specialty Chemicals, Inc. (b)	39,151	$ 15,030
Wellman Holdings, Inc.	5,206	260
		15,290
Paper & Forest Products — 0.4%
Ainsworth Lumber Co. Ltd.	309,538	759,862
Ainsworth Lumber Co. Ltd. (b)	376,109	923,281
		1,683,143
Total Common Stocks – 0.4%		1,698,433
	Par
Corporate Bonds	(000)
Airlines — 0.2%
Air Canada, 9.25%, 8/01/15 (b) USD	900	940,500
Auto Components — 0.7%
Icahn Enterprises LP:
7.75%, 1/15/16	1,125	1,119,375
8.00%, 1/15/18	2,250	2,233,125
		3,352,500
Chemicals — 1.3%
GEO Specialty Chemicals, Inc.:
7.50%, 3/31/15 (b)(c)(d)	2,555	1,660,566
10.00%, 3/31/15	2,515	1,634,464
Wellman Holdings, Inc., Subordinate
Note (d):
(Second Lien), 10.00%,
1/29/19 (b)	2,000	1,740,000
(Third Lien), 5.00%,
1/29/19 (c)	2,381	928,497
		5,963,527
Commercial Banks — 0.5%
CIT Group, Inc.:
7.00%, 5/01/16	170	167,025
7.00%, 5/01/17	2,055	2,003,625
		2,170,650
Commercial Services &
Supplies — 0.6%
Clean Harbors, Inc., 7.63%,
8/15/16	1,462	1,542,410
The Geo Group, Inc. 7.75%,
10/15/17	1,050	1,113,000
		2,655,410
Containers & Packaging — 0.4%
Berry Plastics Corp., 8.25%,
11/15/15	1,700	1,768,000

		Par
Corporate Bonds		(000)	Value
Diversified Financial
Services — 0.8%
Ally Financial Inc., 2.50%,
12/01/14 (e)	USD	2,500	$ 2,237,585
FCE Bank Plc:
7.13%, 1/16/12	EUR	700	926,803
7.13%, 1/15/13		200	266,748
			3,431,136
Diversified Telecommunication
Services — 0.5%
ITC Deltacom, Inc., 10.50%,
4/01/16	USD	900	965,250
Qwest Communications
International, Inc., 8.00%,
10/01/15		1,200	1,275,000
			2,240,250
Food & Staples Retailing — 0.1%
Rite Aid Corp., 8.00%, 8/15/20 (b)		670	690,100
Food Products — 0.3%
Smithfield Foods, Inc., 10.00%,
7/15/14 (b)		1,090	1,231,700
Health Care Providers
& Services — 0.5%
American Renal Holdings, 8.38%,
5/15/18 (b)		485	501,975
HCA, Inc., 7.25%, 9/15/20		1,695	1,777,631
			2,279,606
Hotels, Restaurants
& Leisure — 0.3%
MGM Resorts International,
11.13%, 11/15/17		1,030	1,163,900
Household Durables — 0.6%
Beazer Homes USA, Inc., 12.00%,
10/15/17		2,300	2,633,500
Independent Power Producers &
Energy Traders — 1.7%
Calpine Construction Finance Co.
LP, 8.00%, 6/01/16 (b)		2,270	2,389,175
Energy Future Holdings Corp.,
10.00%, 1/15/20 (b)		1,400	1,432,416
Energy Future Intermediate Holding
Co. LLC, 10.00%, 12/01/20		1,150	1,179,502
NRG Energy, Inc.:
7.25%, 2/01/14		1,805	1,841,100
7.38%, 2/01/16		995	999,975
			7,842,168

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

CAD	Canadian Dollar	GBP	British Pound
EUR	Euro	MSCI	Morgan Stanley Capital International
FKA	Formerly Known As	USD	US Dollar

MASTER SENIOR FLOATING RATE LLC

NOVEMBER 30, 2010

Schedule of Investments(continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Corporate Bonds		(000)	Value
Media — 1.6%
Clear Channel Worldwide Holdings, Inc.:
9.25%, 12/15/17	USD	735	$ 779,100
Series B, 9.25%, 12/15/17		2,540	2,711,450
DISH DBS Corp., 6.63%, 10/01/14		950	984,437
UPC Germany GmbH, 8.13%,
12/01/17 (b)		2,750	2,860,000
			7,334,987
Metals & Mining — 0.3%
FMG Resources August 2006 Pty
Ltd., 7.00%, 11/01/15 (b)		1,385	1,402,313
Oil, Gas & Consumable
Fuels — 0.6%
Coffeyville Resources LLC, 9.00%,
4/01/15 (b)		540	575,100
OPTI Canada, Inc., 9.00%,
12/15/12 (b)		2,120	2,109,400
			2,684,500
Paper & Forest Products — 0.3%
NewPage Corp., 11.38%,
12/31/14		1,290	1,167,450
Wireless Telecommunication
Services — 1.1%
Cricket Communications, Inc.,
7.75%, 5/15/16		2,825	2,888,562
Nextel Communications, Inc.,
Series E, 6.88%, 10/31/13		2,025	2,022,469
			4,911,031
Total Corporate Bonds – 12.4%			55,863,228
Floating Rate Loan Interests (e)
Aerospace & Defense — 1.7%
DynCorp International, Term Loan,
6.25%, 7/07/16		1,925	1,937,008
Hawker Beechcraft Acquisition Co., LLC:
Letter of Credit Linked Deposit,
0.19%, 3/26/14		170	143,967
Term Loan, 2.26% - 2.29%,
3/26/14		2,915	2,472,255
SI Organization, Inc., Term Loan B,
5.75%, 11/03/16		1,975	1,965,125
TASC, Inc.:
Tranche A Term Loan, 5.50%,
12/18/14		786	788,871
Tranche B Term Loan, 5.75%,
12/18/15		238	238,368
			7,545,594
Airlines — 0.3%
Delta Air Lines, Inc., Credit-Linked
Deposit Loan, 0.11% - 2.29%,
4/30/12		1,455	1,418,625
Auto Components — 1.5%
Allison Transmission, Inc., Term
Loan, 3.01% - 3.05%, 8/07/14		2,785	2,687,914

		Par
Floating Rate Loan Interests (e)		(000)	Value
Auto Components (concluded)
Exide Global Holdings Netherlands
C.V., European Borrower, Term
Loan, 4.13%, 5/15/12	EUR	558	$ 683,953
Global Autocare, Term Loan B,
6.00%, 11/02/16	USD	2,000	2,001,250
United Components, Inc., Term
Loan, 6.25%, 3/16/17		1,250	1,260,312
			6,633,429
Automobiles — 0.9%
Ford Motor Co.:
Tranche B-1 Term Loan,
3.01% - 3.05%, 12/15/13		3,922	3,880,303
Tranche B-2 Term Loan,
3.01% - 3.05%, 12/15/13		389	383,872
			4,264,175
Biotechnology — 0.4%
Grifols SA, Term Loan B, 6.00%
10/01/16		1,800	1,815,750
Building Products — 1.9%
Armstrong World Industries, Inc.,
3.078% Term Loan B, 5/17/16		1,425	1,433,906
Goodman Global, Inc., Term Loan
B, 5.75%, 10/13/16		5,350	5,385,310
Momentive Performance Materials (Blitz
06-103 GmbH):
Tranche B-1 Term Loan,
2.56%, 12/04/13		959	926,470
Tranche B-2 Term Loan,
2.87%, 12/04/13	EUR	772	946,221
			8,691,907
Capital Markets — 1.0%
American Capital Ltd., Term Loan B,
7.50%, 12/31/13	USD	1,178	1,180,176
Marsico Parent Co., LLC, Term
Loan, 5.31%, 12/15/14		757	561,270
Nuveen Investments, Inc., Term
Loan (First Lien),
3.29%, 11/13/14		2,974	2,771,127
			4,512,573
Chemicals — 5.9%
Arizona Chemical, Term Loan B,
6.75% 11/18/16		1,800	1,810,125
Brenntag Holding GmbH & Co. KG:
Acquisition Facility 1, 3.76% -
4.48%, 1/20/14		76	75,839
Facility B2, 3.75% - 3.79%,
1/20/14		1,551	1,554,557
CF Industries, Inc., Term Loan B-1,
4.50%, 4/05/15		907	910,108
Chemtura Corp., Exit Term Loan,
5.50%, 8/16/16		2,500	2,514,583
Gentek Holding, LLC, Tranche B
Term Loan, 6.75%, 9/30/15		2,900	2,936,250
Huish Detergents, Inc., Loan
(Second Lien), 4.51%, 10/26/14		750	720,000
Lyondell Chemical Co., Exit Term
Loan, 5.50%, 4/08/16		768	768,868
MacDermid, Inc., Tranche C Term
Loan, 3.01%, 12/15/13	EUR	996	1,193,980

2 MASTER SENIOR FLOATING RATE LLC

NOVEMBER 30, 2010

Schedule of Investments(continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (e)		(000)	Value
Chemicals (concluded)
PQ Corp. (FKA Niagara Acquisition,
Inc.), Term Loan (First Lien),
3.51% - 3.54%, 7/30/14	USD	2,910	$ 2,765,634
Rockwood Specialties Group, Inc.,
Term Loan H, 6.00%, 5/15/14		2,245	2,251,362
Solutia, Inc., Term Loan, 4.50%,
3/17/17		1,841	1,847,077
Styron Sarl, Term Loan, 7.50%,
6/17/16		2,666	2,699,578
Tronox Worldwide LLC, Exit Term
Loan, 7.00%, 12/24/15		4,375	4,393,244
			26,441,205
Commercial Banks — 1.1%
CIT Group, Inc., Tranche 3 Term
Loan, 6.25%, 1/20/12		4,675	4,746,490
Commercial Services &
Supplies — 4.0%
ARAMARK Corp.:
Letter of Credit - 1 Facility,
0.11%, 1/26/14		48	47,771
US Term Loan, 2.16%,
1/26/14		602	592,995
AWAS Finance Luxembourg Sarl,
Term Loan B, 7.75%, 6/10/16		1,700	1,731,166
Adesa, Inc. (KAR Holdings, Inc.),
Initial Term Loan, 3.01%,
10/21/13		573	568,449
Advanced Disposal Services, Inc.,
Term Loan B, 6.00%, 1/14/15		1,290	1,296,701
Altegrity, Inc., Incremental Term
Loan, 7.75%, 2/21/15		1,995	1,999,987
Casella Waste Systems, Inc., Term
Loan B, 7.00%, 4/09/14		1,508	1,516,982
Delos Aircraft, Inc., Term Loan 2,
7.00%, 3/17/16		2,350	2,385,671
Diversey, Inc. (FKA Johnson
Diversey, Inc.), Tranche B Dollar
Term Loan, 5.50%, 11/24/15		1,504	1,512,352
International Lease Finance Corp.,
Term Loan 1, 6.75%, 3/17/15		1,575	1,595,250
Protection One, Inc., Term Loan,
6.00%, 6/04/16		1,213	1,206,848
Quad/Graphics, Inc., Term Loan,
5.50%, 4/20/16		1,125	1,100,157
Synagro Technologies, Inc., Term
Loan (First Lien), 2.26%,
4/02/14		2,681	2,362,936
			17,917,265
Communications
Equipment — 0.4%
Avaya, Inc., Term Loan B, 3.04%,
10/24/14		2,020	1,832,520
Construction &
Engineering — 0.3%
Safway Services, LLC, First Out
Tranche Loan, 9.00%, 12/18/17		1,500	1,500,000
Construction Materials — 0.3%
Fairmount Minerals Ltd., Term Loan
B, 6.25%, 8/05/16		1,425	1,443,407

		Par
Floating Rate Loan Interests (e)		(000)	Value
Consumer Finance — 1.6%
AGFS Funding Co., Term Loan,
7.25%, 4/21/15	USD	6,925	$ 6,975,857
Containers & Packaging — 1.1%
Anchor Glass Container Corp., Term
Loan (First Lien), 6.00%,
3/02/16		589	588,894
Berry Plastics Holding Corp., Term
Loan C, 2.27% - 2.28%, 4/03/15		1,372	1,287,122
Graham Packaging Co., LP:
Term Loan C, 6.75%, 4/05/14		709	713,438
Term Loan D, 6.00%, 9/16/16		2,200	2,217,875
			4,807,329
Diversified Consumer
Services — 2.8%
Coinmach Service Corp., Term
Loan, 3.28%, 11/14/14		3,900	3,400,094
Laureate Education, Series A New
Term Loan, 7.00%, 8/15/14		6,388	6,351,807
ServiceMaster Co.:
Closing Date Term Loan,
2.76% - 2.80%, 7/24/14		2,835	2,679,991
Delayed Draw Term Loan,
2.76%, 7/24/14		282	266,887
			12,698,779
Diversified Financial
Services — 2.3%
MSCI, Inc., Term Loan, 4.75%,
6/01/16		1,965	1,971,881
Reynolds Group Holdings, Inc.:
Incremental US Term Loan,
6.25%, 5/05/16		2,286	2,298,957
Term Loan D, 6.50%, 5/01/16		300	302,000
US Term Loan, 6.75%,
5/05/16		3,723	3,750,757
Whitelabel IV SA:
Term Loan B1, 6.75%,
8/11/17	EUR	565	733,659
Term Loan B2, 6.75%,
8/11/17		935	1,214,108
			10,271,362
Diversified Telecommunication
Services — 1.9%
Hawaiian Telcom Communications,
Inc., Term Loan, 9.00%,
10/28/15	USD	1,426	1,433,908
Integra Telecom Holdings, Inc.,
Term Loan, 9.25%, 4/15/15		1,596	1,610,460
Level 3 Communications,
Incremental Term Loan, 2.54%,
3/13/14		5,950	5,524,998
			8,569,366
Electric Utilities — 0.7%
New Development Holdings LLC,
Term Loan, 7.00%, 7/03/17		3,242	3,293,356
Electrical Equipment — 0.6%
Baldor Electric Co., Term Loan,
5.25%, 1/31/14		2,474	2,480,451

MASTER SENIOR FLOATING RATE LLC

NOVEMBER 30, 2010

Schedule of Investments(continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (e)		(000)	Value
Electronic Equipment, Instruments
& Components — 1.4%
CDW LLC (FKA CDW Corp.), Term
Loan, 4.25%, 10/10/14	USD	2,286	$ 2,201,522
Flextronics International Ltd.:
Closing Date Loan A, 2.50%,
10/01/14		309	303,539
Closing Date Loan B, 2.50%,
10/01/12		1,602	1,585,101
L-1 Identity Solutions Operating Co.,
Tranche B-1 Term Loan, 6.75%,
8/05/13		2,139	2,130,698
			6,220,860
Energy Equipment &
Services — 0.4%
MEG Energy Corp., Tranche D Term
Loan, 6.00%, 4/03/16		1,915	1,916,933
Food & Staples Retailing — 2.7%
AB Acquisitions UK Topco 2 Ltd.
(FKA Alliance Boots), Facility B1,
3.56%, 7/09/15	GBP	2,425	3,373,556
Bolthouse Farms, Inc., Term Loan
(First Lien), 5.50%, 2/11/16	USD	1,873	1,873,227
Pilot Travel Centers LLC, Initial
Tranche B Term Loan, 5.25%,
6/30/16		3,885	3,928,434
Rite Aid Corp., Term Loan B, 6.00%,
7/09/14		794	783,588
U.S. Foodservice, Inc., Term
Loan B, 2.75% - 2.76%, 7/03/14		2,214	2,004,472
			11,963,277
Food Products — 3.3%
Advance Pierre Foods, Term Loan
(Second Lien), 7.00% - 7.50%,
9/29/16		4,330	4,290,307
Dole Food Co., Inc., Tranche B-1
Term Loan, 5.00% - 5.50%,
3/02/17		802	804,991
Green Mountain Coffee, Inc., Term
Loan B, 6.00%, 11/09/16		1,500	1,508,438
Michael Foods Group, Inc. (FKA
M-Foods Holdings, Inc.), Term
Loan B, 6.25%, 6/29/16		1,596	1,610,465
Pilgrim's Pride Corp., Term Loan A,
5.29%, 12/01/12		2,085	2,022,450
Pinnacle Foods Finance LLC,
Tranche D Term Loan, 6.00%,
4/02/14		2,575	2,603,875
Solvest Ltd. (Dole), Tranche C-1
Term Loan, 5.00% - 5.50%,
3/02/17		1,994	2,000,676
			14,841,202
Health Care Equipment &
Supplies — 0.6%
DJO Finance LLC (FKA ReAble
Therapeutics Finance LLC), Term
Loan, 3.26%, 5/20/14		1,151	1,125,865
Fresenius SE:
Tranche C-1 Dollar Term Loan,
4.50%, 9/10/14		1,131	1,137,190

		Par
Floating Rate Loan Interests (e)		(000)	Value
Health Care Equipment & Supplies
(concluded)
Fresenius SE (concluded):
Tranche C-2 Term Loan, 4.50%,
9/10/14	USD	605	$ 608,376
			2,871,431
Health Care Providers &
Services — 4.9%
CHS/Community Health Systems, Inc.:
Delayed Draw Term Loan,
2.55%, 7/25/14		285	278,711
Term Loan Facility,
2.55%, 7/25/14		5,553	5,495,690
DaVita, Inc., Tranche B-1 Term
Loan , 4.50%, 10/20/16		2,500	2,506,250
Gentiva Health Services, Inc., Term
Loan B, 6.75%, 8/12/16		375	377,500
HCA, Inc.:
Tranche A-1 Term Loan, 1.79%,
11/16/12		4,335	4,238,327
Tranche B-2 Term Loan,
3.54%, 3/31/17		100	98,662
inVentiv Health, Inc. (FKA Ventive
Health, Inc.), Term Loan B,
6.50%, 7/31/16		4,230	4,251,150
Renal Advantage Holdings, Inc.,
Tranche B Term Loan, 6.00%,
6/03/16		1,895	1,897,619
Vanguard Health Holding Co. II, LLC
(Vanguard Health Systems, Inc.),
Initial Term Loan, 5.00%,
1/29/16		2,800	2,809,628
			21,953,537
Health Care Technology — 1.2%
IMS Health, Inc., Tranche B Dollar
Term Loan, 5.25%, 2/26/16		3,437	3,467,130
MedAssets, Inc., Term Loan B,
5.25%, 11/15/16		1,900	1,908,313
			5,375,443
Hotels, Restaurants &
Leisure — 6.1%
Dunkin' Finance Corp., Term Loan
B, 5.75%, 11/09/17		3,600	3,633,106
Gateway Casinos & Entertainment,
Ltd., Term Loan B,
6.50% - 7.50%, 10/20/15	CAD	2,250	2,202,766
Harrah's Operating Co., Inc.:
Term Loan B-3, 3.29%,
1/28/15	USD	4,821	4,207,190
Term Loan B-4, 9.50%,
10/31/16		2,978	3,074,641
Penn National Gaming, Inc., Term
Loan B, 2.00% - 2.04%,
10/03/12		1,450	1,440,333
SW Acquisitions Co., Inc., Term
Loan, 5.75%, 6/01/16		3,824	3,845,746
Six Flags Theme Parks, Inc.,
Tranche B Term Loan (First Lien),
6.00%, 6/30/16		3,048	3,060,650

4 MASTER SENIOR FLOATING RATE LLC

NOVEMBER 30, 2010

Schedule of Investments(continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (e)		(000)	Value
Hotels, Restaurants & Leisure
(concluded)
Travelport LLC (FKA Travelport,
Inc.), Delayed Draw Term Loan,
2.79% - 2.96%, 8/23/13	USD	793	$ 766,482
Universal City Development
Partners Ltd., Term Loan, 5.50%,
11/16/14		1,836	1,849,861
VML US Finance LLC (FKA Venetian
Macau):
Term B Delayed Draw Project
Loan, 4.80%, 5/25/12		684	684,088
Term B Funded Project Loan,
4.80%, 5/27/13		2,524	2,522,822
			27,287,685
Household Durables — 0.5%
Visant Corp. (FKA Jostens), Term
Loan B, 7.00%, 12/20/16		2,300	2,318,687
IT Services — 4.3%
Audio Visual Services Group, Inc.,
Tranche B Term Loan (First Lien),
2.54%, 2/28/14 (c)		535	430,579
Ceridian Corp., US Term Loan,
3.25% - 3.27%, 11/09/14		2,369	2,229,982
EVERTEC, Inc., Term Loan B,
7.00%, 8/20/16		1,300	1,293,500
First Data Corp.:
Initial Tranche B-1 Term Loan,
3.01%, 9/24/14		3,495	3,145,500
Initial Tranche B-2 Term Loan,
3.00%, 9/24/14		4,818	4,334,682
Initial Tranche B-3 Term Loan,
3.00%, 9/24/14		2,079	1,874,064
SunGard Data Systems, Inc. (Solar
Capital Corp.), Incremental Term
Loan, 6.75%, 2/28/14		2,960	2,963,435
TransUnion Corp., 6.75% Term
Loan B, 6/15/17		2,993	3,023,173
			19,294,915
Independent Power Producers &
Energy Traders — 0.9%
Dynegy Holdings, Inc.:
Term Letter of Credit Facility,
4.01%, 4/02/13		568	553,139
Tranche B Term Loan, 4.01%,
4/02/13		45	44,186
Texas Competitive Electric Holdings Co.,
LLC (TXU):
Initial Tranche B-2 Term Loan,
3.75% - 3.79%, 10/10/14		3,088	2,385,061
Initial Tranche B-3 Term Loan,
3.75% - 3.79%, 10/10/14		1,118	860,181
			3,842,567
Industrial Conglomerates — 1.8%
Sequa Corp., Term Loan, 3.54% -
3.55%, 12/03/14		4,630	4,391,253
Tomkins Plc, Term Loan B, 6.75%,
9/16/16		3,500	3,538,283
			7,929,536

		Par
Floating Rate Loan Interests (e)		(000)	Value
Marine — 0.2%
Horizon Lines, LLC:
Revolving Loan, 3.53% -
5.50%, 8/08/12	USD	540	$ 480,516
Term Loan, 3.54%, 8/08/12		440	420,335
			900,851
Media — 13.6%
Affinion Group, Inc., Tranche B
Term Loan, 5.00%, 10/09/16		1,211	1,202,671
Atlantic Broadband Finance, LLC,
Term Loan B, 5.00%, 11/12/15		1,250	1,254,687
Cengage Learning Acquisitions, Inc.
(Thomson Learning):
Term Loan, 2.54%, 7/03/14		4,250	3,916,906
Tranche 1 Incremental Term
Loan, 7.50%, 7/03/14		1,276	1,279,062
Cequel Communications, LLC, New
Term Loan, 2.25%, 11/05/13		425	419,884
Charter Communications Operating, LLC:
Term Loan B1, 7.25%,
3/06/14		1,537	1,594,122
Term Loan C, 3.54%, 9/06/16		4,872	4,764,832
Clarke American Corp., Term
Loan B, 2.75% - 2.79%, 6/30/14		1,780	1,579,064
FoxCo Acquisition Sub, LLC, Term
Loan, 7.50%, 7/14/15		1,543	1,521,412
Getty Images, Inc., Term Loan B,
5.25%, 10/29/16		3,400	3,426,350
HMH Publishing Co., Ltd., Tranche
A Term Loan, 5.75%, 6/12/14 (c)		2,725	2,517,642
Intelsat Corp. (FKA PanAmSat Corp.):
Tranche B-2-A Term Loan,
2.79%, 1/03/14		546	534,555
Tranche B-2-B Term Loan,
2.79%, 1/03/14		545	534,231
Tranche B-2-C Term Loan,
2.79%, 1/03/14		545	534,231
Intelsat Subsidiary Holding Co. Ltd.,
Term Loan B, 2.79%, 1/03/14		205	201,051
Interactive Data Corp., Term Loan,
6.75%, 1/29/17		2,095	2,122,663
Knology, Inc., Term Loan B,
5.50%, 9/27/16		1,750	1,754,923
MCNA Cable Holdings LLC (OneLink
Communications), Loan, 7.00%,
3/01/13		1,383	1,230,718
Mediacom Illinois, LLC (FKA Mediacom
Communications, LLC):
Tranche D Term Loan, 5.50%,
3/31/17		1,485	1,470,150
Tranche E Term Loan, 4.50%,
10/23/17		798	780,045
Newsday, LLC, Floating Rate Term
Loan, 6.54%, 8/01/13		2,500	2,521,875
Nielsen Finance LLC:
Class A Dollar Term Loan,
2.25%, 8/09/13		68	66,338
Class B Dollar Term Loan,
4.00%, 5/01/16		3,471	3,434,976
Penton Media, Inc., Term Loan
(First Lien), 5.00%, 8/01/14 (c)		486	363,321

MASTER SENIOR FLOATING RATE LLC

NOVEMBER 30, 2010

Schedule of Investments(continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (e)		(000)	Value
Media (concluded)
Sinclair Television Group, Inc., New
Tranche B Term Loan, 5.50%,
10/29/15	USD	1,841	$ 1,863,920
Springer Science+Business Media
SA, Facility A1, 6.75%, 7/01/16	EUR	3,400	4,385,766
Sunshine Acquisition Ltd. (FKA HIT
Entertainment), Term Facility,
5.54%, 6/01/12	USD	2,157	2,086,760
TWCC Holdings Corp., Replacement
Term Loans, 5.00%, 9/14/15		2,995	3,008,615
UPC Financing Partnership, Facility
U, 4.85%, 12/31/17	EUR	2,100	2,551,266
Univision Communications, Inc.,
Exit Term Loan, 4.51%, 3/31/17		2,285	2,128,203
Virgin Media Investment Holdings
Ltd., Facility B, 4.78%, 12/31/15 GBP		3,000	4,614,699
Yell Group Plc/Yell Finance (UK)
Ltd., Facility A3, 2.76%, 8/09/11 USD		1,477	1,432,266
			61,097,204
Multi-Utilities — 0.1%
FirstLight Power Resources, Inc. (FKA NE
Energy, Inc.):
Synthetic Letter of Credit,
0.16%, 11/01/13		6	5,809
Term B Advance (First Lien),
2.81%, 11/01/13		336	322,269
Mach Gen, LLC, Synthetic Letter of
Credit Loan (First Lien), 0.04%,
2/22/13		69	63,811
			391,889
Multiline Retail — 1.0%
Dollar General Corp., Tranche B-2
Term Loan, 3.00%, 7/07/14		355	353,450
Hema Holding BV:
Facility B, 2.85%, 7/06/15	EUR	861	1,070,222
Facility C, 3.60%, 7/05/16		861	1,070,222
The Neiman Marcus Group, Inc.
Term Loan B, 4.29%, 4/06/16	USD	2,112	2,068,201
			4,562,095
Oil, Gas & Consumable
Fuels — 0.2%
Big West Oil, LLC, Term Loan,
12.00%, 7/23/15		851	866,999
Paper & Forest Products — 0.0%
Georgia-Pacific LLC, Term Loan B,
2.29%, 12/23/12		2	1,983
Personal Products — 0.5%
NBTY, Inc., Term Loan B, 6.25%,
9/20/17		2,300	2,325,859
Pharmaceuticals — 0.8%
Warner Chilcott Co., LLC, Term
Loan A, 6.00%, 10/30/14		1,320	1,318,840
Warner Chilcott Corp.:
Additional Term Loan, 6.25%,
4/30/15		771	774,762
Term Loan B-1, 6.25%,
4/30/15		334	335,696
Term Loan B-2, 6.25%,
4/30/15		556	558,883

		Par
Floating Rate Loan Interests (e)		(000)	Value
Pharmaceuticals (concluded)
Warner Chilcott Corp. (concluded):
Term Loan B-3, 6.50%,
2/20/16	USD	347	$ 350,234
Term Loan B-4, 6.50%,
2/20/16		104	104,571
			3,442,986
Professional Services — 1.0%
Booz Allen Hamilton, Inc.:
Tranche B Term Loan, 7.50%,
7/31/15		2,344	2,354,167
Tranche C Term Loan, 6.00%,
7/31/15		150	149,960
Fifth Third Processing Solutions,
LLC, Term Loan B, 5.50%,
10/21/16		2,200	2,207,150
			4,711,277
Real Estate Management &
Development — 1.9%
Mattamy Funding Partnership,
Term Loan, 2.56%, 4/11/13		388	365,030
Realogy Corp.:
Delayed Draw Term Loan B,
3.25% - 3.29%, 10/10/13		5,416	4,973,011
Initial Term Loan B, 3.29%,
10/10/13		3,004	2,757,857
Synthetic Letter of Credit,
0.11%, 10/10/13		409	375,921
			8,471,819
Semiconductors & Semiconductor
Equipment — 0.6%
Freescale Semiconductor, Inc.,
Extended Maturity Term Loan,
4.50%, 12/01/16		952	894,811
Microsemi Corp., Term Loan B,
5.00%, 10/25/17		1,700	1,714,166
			2,608,977
Software — 0.7%
Telcordia Technologies, Inc., Term
Loan, 6.75%, 4/30/16		2,189	2,200,630
Vertafore, Inc., Term Loan B,
6.75%, 7/28/16		1,137	1,139,140
			3,339,770
Specialty Retail — 2.5%
Burlington Coat Factory Warehouse
Corp., Term Loan, 2.51% - 2.52%,
5/28/13		740	718,599
Gymboree Corp., Term Loan B,
5.50%, 11/09/17		1,950	1,957,662
Michaels Stores, Inc.:
Term Loan B-1, 2.56%,
10/31/13		1,231	1,186,508
Term Loan B-2, 4.81%,
7/31/16		1,040	1,029,505
Petco Animal Supplies, Inc., Term
Loan B, 6.00%, 08/18/17		3,500	3,506,125
Toys 'R' US, Inc., Term Loan B,
6.00%, 8/17/16		2,733	2,749,256
			11,147,655

6 MASTER SENIOR FLOATING RATE LLC

NOVEMBER 30, 2010

Schedule of Investments(continued)

Master Senior Floating Rate LLC
(Percentages shown are based on Net Assets)

		Par
Floating Rate Loan Interests (e)		(000)	Value
Textiles, Apparel & Luxury
Goods — 0.3%
Philips Van Huesen Corp., US
Tranche B Term Loan, 4.75%,
5/06/16	USD	1,437	$ 1,452,677
Wireless Telecommunication
Services — 1.2%
Cavtel Holdings, LLC, Term Loan,
11.50%, 12/31/12 (c)		707	709,323
Digicel International Finance Ltd.,
US Term Loan (Non-Rollover),
2.81%, 3/30/12		3,830	3,715,472
MetroPCS Wireless, Inc.:
Tranche B-2 Term Loan,
3.81%, 11/03/16		1,068	1,065,615
			5,490,410
Total Floating Rate Loan Interests –
83.4%			374,487,964
		Beneficial
		Interest
Other Interests (f)		(000)
Diversified Financial
Services — 0.4%
J.G. Wentworth LLC Preferred
Equity Interests (g)		1	2,022,221
Total Other Interests – 0.4%			2,022,221
Preferred Securities
Warrants (h)		Shares
Media — 0.0%
New Vision Holdings LLC:
(Expires 9/30/14)		7,419	74
(Expires 9/30/14)		41,217	412
Total Warrants – 0.0%			486
Total Long-Term Investments
(Cost – $451,608,087) – 96.6%			434,072,332

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds,
TempFund, Institutional Class,
0.17%, 12/31/99 (i)(j)	31,189,224	$ 31,189,224
Total Short-Term Securities
(Cost – $31,189,224) – 7.0%		31,189,224
Total Investments
(Cost – $482,797,311*) – 103.6%		465,261,556
Liabilities in Excess of Other Assets – (3.6)%		(16,007,557)
Net Assets – 100.0%		$ 449,253,999

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of
November 30, 2010, as computed for federal income tax purposes were as follows:

Aggregate cost	$ 478,116,138
Gross unrealized appreciation	$ 9,517,031
Gross unrealized depreciation	(22,371,613)
Net unrealized depreciation	$ (12,854,582)

(a) Non-income producing security.
(b) Security exempt from registration under Rule 144A of the Securities Act of
1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(c) Represents a payment-in-kind security which may pay interest/dividends in additional par/shares.
(d) Convertible security.
(e) Variable rate security. Rate shown is as of report date.
(f) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(g) The investment is held by a wholly owned taxable subsidiary of the Master
LLC.
(h) Warrants entitle the Master LLC to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date, if any.
(i) Investments in companies considered to be an affiliate of the Master LLC during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares		Shares
	Held at		Held at
	August 31,	Net	November 30,
Affiliate	2010	Activity	2010	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	23,631,517	7,557,707	31,189,224	$12,765

(j) Represents the current yield as of report date.

• For Master LLC compliance purposes, the Master LLC’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Master LLC management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

______________________________________________________________________________________________________________________________________________________________________________________________________________

MASTER SENIOR FLOATING RATE LLC

NOVEMBER 30, 2010

Schedule of Investments (continued)

Master Senior Floating Rate LLC

• Foreign currency exchange contracts as of November 30, 2010 were as follows:

						Unrealized
Currency		Currency		Counter- Settlement		Appreciation
Purchased			Sold	party	Date	(Depreciation)
				Citibank
CAD	2,227,500	USD	2,183,100	NA	12/02/10 $ (13,295)
				Citibank
USD	2,740,005	CAD	2,791,000	NA	1/19/11	23,994
				Citibank
USD	7,329,833	GBP	4,614,500	NA	1/19/11	154,656
				Citibank
EUR	1,000,000	USD	1,345,808	NA	1/28/11	(48,045)
				Citibank
USD	1,986,257	EUR	1,466,000	NA	1/28/11	83,736
				Deutsche
USD	18,117,542	EUR	13,232,500 Bank AG		1/28/11	944,892
Total						$ 1,145,938

•Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivatives, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Master LLC's own assumptions used in determining the fair value of investments and derivatives)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC’s policy regarding valuation of investments and derivatives and other significant accounting policies, please refer to the
Master LLC’s most recent financial statements as contained in its annual report.

MASTER SENIOR FLOATING RATE LLC

NOVEMBER 30, 2010

Schedule of Investments(continued)

Master Senior Floating Rate LLC

The following tables summarize the inputs used as of November 30, 2010 in determining the fair valuation of the Master LLC's investments and derivatives:

Valuation Inputs	Level 1		Level 2	Level 3		Total
Assets:
Investments in Securities:
Long-Term Investments:
Common
Stocks	$ 759,862	$ 923,281		$ 15,290	$ 1,698,433
Corporate Bonds	—		49,899,701	5,963,527	55,863,228
Floating Rate
Loan Interests	—		314,583,008	59,904,956	374,487,964
Other Interests	—		—	2,022,221	2,022,221
Warrants	—		—	486		486
Short-Term
Securities	31,189,224		—	—	31,189,224
Total	$ 31,949,086	$ 365,405,990		$ 67,906,480	$ 465,261,556
Derivative Financial Instruments[1]

Valuation Inputs	Level 1		Level 2	Level 3		Total
Assets:
Foreign currency
exchange contracts		---	$ 1,207,278		--	$ 1,207,278
Liabilities:
Foreign currency
exchange contracts		---	(61,340)		--	(61,340)
Total		---	$ 1,145,938		--	$ 1,145,938

1 Derivative financial instruments are foreign currency exchange contracts. Foreign currency exchange contracts are valued at the unrealized appreciation/depreciation on the instrument.

MASTER SENIOR FLOATING RATE LLC

NOVEMBER 30, 2010

Schedule of Investments(concluded)

Master Senior Floating Rate LLC

The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

	Common		Floating Rate	Other
Assets/Liabilities	Stocks	Corporate Bonds	Loan Interests	Interests	Warrants	Total
Balance, as of
August 31, 2010	$ 15,290	$ 5,963,527	$ 48,595,625	$ 2,022,221	$ 486	$ 56,597,149
Accrued
discounts/premiums	-	49,968	154,139	-	-	204,107
Net realized gain (loss)	-	-	(414,667)	-	-	(414,667)
Net change in unrealized
appreciation/depreciation[2]	-	(49,968)	727,459	-		677,491
Purchases	-	-	71,527	-	-	71,527
Sales	-	-	(20,428,947)	-	-	(20,428,947)
Transfers in3	-		31,199,820	-	-	31,199,820
Transfers out[3]	-	-	-	-	-	-
Balance, as of
November 30, 2010	$ 15,290	$ 5,963,527	$ 59,904,956	$ 2,022,221	$ 486	$ 67,906,480

2The change in the unrealized appreciation/depreciation on securities still held on November 30, 2010 was $(319,910).
3The Master LLC’s policy is to recognize transfers in and transfers out as of the end of the period of the event or the change in circumstances that caused the transfer.

10 MASTER SENIOR FLOATING RATE LLC

NOVEMBER 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

Date: January 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

Date: January 26, 2011

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Senior Floating Rate Fund II, Inc. and Master Senior Floating Rate LLC

Date: January 26, 2011